Schedule of Investments (unaudited)	iShares® ESG MSCI EM Leaders ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.2%
Atacadao SA	6,670	$12,601
CCR SA	10,084	23,122
Cia. Siderurgica Nacional SA	6,881	17,140
Cosan SA	12,144	31,500
CPFL Energia SA	2,296	14,910
Energisa SA	2,547	22,172
Engie Brasil Energia SA	1,950	16,095
Equatorial Energia SA	10,518	58,550
Equatorial Energia SA, NVS(a)	153	852
Hapvida Participacoes e Investimentos SA(a)(b)	49,207	37,391
Klabin SA	8,328	32,228
Localiza Rent a Car SA	9,207	74,923
Lojas Renner SA	9,672	24,167
Natura & Co. Holding SA	9,010	25,481
PRIO SA	8,252	65,392
Raia Drogasil SA.	12,821	61,213
Rede D'Or Sao Luiz SA(b)	5,744	30,039
Rumo SA	13,110	49,210
Sendas Distribuidora SA(a)	13,742	31,876
Telefonica Brasil SA	4,237	34,939
TIM SA/Brazil	8,519	25,731
TOTVS SA	5,578	30,509
Ultrapar Participacoes SA	7,562	33,368
		753,409
Chile — 0.4%
Cencosud SA	3,172	5,957
Empresas CMPC SA	11,177	23,390
Empresas Copec SA	3,891	32,295
Enel Americas SA	222,123	21,970
Falabella SA(a)	8,732	26,453
Latam Airlines Group SA	1,834,854	24,684
		134,749
China — 29.3%
37 Interactive Entertainment Network Technology Group
Co. Ltd., Class A	1,500	2,999
AAC Technologies Holdings Inc.	7,500	23,163
Agricultural Bank of China Ltd., Class A	50,800	30,687
Agricultural Bank of China Ltd., Class H	282,000	118,223
Aier Eye Hospital Group Co. Ltd., Class A	5,200	8,665
AIMA Technology Group Co. Ltd.	500	2,383
Air China Ltd., Class A(a)	7,200	7,399
Alibaba Group Holding Ltd.	157,616	1,539,047
Alibaba Health Information Technology Ltd.(a)	58,000	24,447
Angel Yeast Co. Ltd., Class A	500	2,102
Anhui Conch Cement Co. Ltd., Class A	2,700	8,926
Anhui Conch Cement Co. Ltd., Class H	12,000	29,708
Anjoy Foods Group Co. Ltd., Class A	200	2,501
Asymchem Laboratories Tianjin Co. Ltd., Class A	200	2,108
Baidu Inc.(a)	23,050	279,320
BeiGene Ltd.(a)	6,900	78,128
Beijing Enterprises Water Group Ltd.	42,000	13,416
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.,
Class A	700	1,421
Beijing Tongrentang Co. Ltd., Class A	800	4,907
Bilibili Inc.(a)	2,320	32,989
BOC Aviation Ltd.(b)	2,300	17,085
Bosideng International Holdings Ltd.	38,000	21,988
BYD Co. Ltd., Class A	1,100	34,612
BYD Co. Ltd., Class H	10,500	294,622
By-health Co. Ltd., Class A	900	1,872

Security	Shares	Value

China (continued)
China Baoan Group Co. Ltd., Class A	1,400	$1,908
China Construction Bank Corp., Class A	6,400	6,202
China Construction Bank Corp., Class H	972,000	689,852
China Eastern Airlines Corp. Ltd., Class A(a)	11,000	5,980
China Feihe Ltd.(b)	37,000	18,363
China Jushi Co. Ltd., Class A	1,978	3,117
China Literature Ltd.(a)(b)	4,200	14,182
China Mengniu Dairy Co. Ltd.	32,000	59,009
China Merchants Bank Co. Ltd., Class A	12,600	59,415
China Merchants Bank Co. Ltd., Class H	39,500	176,986
China Merchants Port Holdings Co. Ltd.	12,000	17,092
China Merchants Shekou Industrial Zone Holdings Co.
Ltd., Class A	5,500	7,306
China Minsheng Banking Corp. Ltd., Class A	22,200	11,948
China Minsheng Banking Corp. Ltd., Class H	67,500	25,549
China National Building Material Co. Ltd., Class H	46,000	18,411
China Overseas Land & Investment Ltd.	38,500	72,960
China Resources Gas Group Ltd.	9,400	32,706
China Resources Land Ltd.	32,000	116,776
China Resources Pharmaceutical Group Ltd.(b)	19,500	14,463
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd., Class A	600	5,021
China Ruyi Holdings Ltd.(a)(c)	60,000	16,452
China Southern Airlines Co. Ltd., Class A(a)	7,500	6,068
China Three Gorges Renewables Group Co. Ltd.,
Class A	17,000	10,931
China Tourism Group Duty Free Corp. Ltd.(b)(c)	1,100	8,801
China Tourism Group Duty Free Corp. Ltd., Class A	1,200	11,752
China Vanke Co. Ltd., Class A	5,400	6,127
China Vanke Co. Ltd., Class H	23,600	16,284
China Yangtze Power Co. Ltd., Class A	14,600	53,477
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,400	6,323
Chow Tai Fook Jewellery Group Ltd.(c)	20,200	26,026
CITIC Ltd.	58,000	58,820
CMOC Group Ltd., Class A	11,600	13,333
CMOC Group Ltd., Class H	36,000	33,306
CNGR Advanced Material Co. Ltd.	560	2,728
Contemporary Amperex Technology Co. Ltd., Class A	2,640	71,682
CSPC Innovation Pharmaceutical Co. Ltd.	840	3,613
CSPC Pharmaceutical Group Ltd.	85,360	72,571
ENN Energy Holdings Ltd.	8,000	73,904
ENN Natural Gas Co. Ltd., Class A	1,550	3,883
Far East Horizon Ltd.	20,000	16,061
Fosun International Ltd.	25,000	14,044
Ganfeng Lithium Group Co. Ltd., Class A	820	3,794
Ganfeng Lithium Group Co. Ltd., Class H(b)	4,240	11,764
Geely Automobile Holdings Ltd.	61,000	74,250
GEM Co. Ltd., Class A	3,600	3,251
Genscript Biotech Corp.(a)(c)	12,000	15,428
Goldwind Science & Technology Co Ltd., Class A	2,400	2,576
GoodWe Technologies Co. Ltd., NVS	93	1,322
Great Wall Motor Co. Ltd.	1,500	5,362
Great Wall Motor Co. Ltd., Class H	23,500	40,507
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd., Class A	700	3,025
Guangzhou Kingmed Diagnostics Group Co. Ltd.,
Class A	400	1,852
H World Group Ltd., ADR	2,110	78,555
Haier Smart Home Co. Ltd., Class A	3,800	15,461
Haier Smart Home Co. Ltd., Class A	24,200	87,918
Haitian International Holdings Ltd.	6,000	18,403
Hangzhou Tigermed Consulting Co. Ltd., Class A	200	1,486

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hansoh Pharmaceutical Group Co. Ltd.(b)	12,000	$24,680
Henan Shuanghui Investment & Development Co. Ltd.,
Class A	2,100	7,319
Huadong Medicine Co. Ltd., Class A	1,200	5,214
Huatai Securities Co. Ltd., Class A	4,600	8,605
Huatai Securities Co. Ltd., Class H(b)	12,800	14,606
Hygeia Healthcare Holdings Co. Ltd.(b)	3,800	15,943
Imeik Technology Development Co. Ltd., Class A	140	3,877
Industrial & Commercial Bank of China Ltd., Class A	39,200	29,290
Industrial & Commercial Bank of China Ltd., Class H	658,000	372,782
Industrial Bank Co. Ltd., Class A	12,700	31,274
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,800	14,822
Innovent Biologics Inc.(a)(b)	12,500	56,573
JD Logistics Inc.(a)(b)	19,400	21,215
JD.com Inc.	23,500	348,353
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,600	4,431
Jiangsu Expressway Co. Ltd., Class H	12,000	12,492
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,700	21,563
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,700	3,523
Jinduicheng Molybdenum Co. Ltd., Class A	1,900	3,047
Joincare Pharmaceutical Group Industry Co. Ltd.,
Class A	600	1,029
Juneyao Airlines Co. Ltd., Class A	1,400	2,389
Kanzhun Ltd., ADR	2,659	56,504
KE Holdings Inc., ADR	6,633	112,562
Kingdee International Software Group Co. Ltd.(a)	30,000	30,890
Kingnet Network Co. Ltd.	1,200	1,797
Kingsoft Corp. Ltd.	9,400	30,050
Kuaishou Technology(a)(b)	23,600	168,518
Kuang-Chi Technologies Co. Ltd., Class A(a)	1,800	4,527
Kunlun Energy Co. Ltd.	38,000	39,632
Lenovo Group Ltd.	82,000	118,122
Lepu Medical Technology Beijing Co. Ltd., Class A	1,100	2,494
Li Auto Inc.(a)	12,504	126,545
Livzon Pharmaceutical Group Inc., Class A	300	1,599
Longfor Group Holdings Ltd.(b)	20,500	32,527
MINISO Group Holding Ltd.	3,768	21,270
NetEase Inc.	19,600	348,562
NIO Inc., ADR(a)(c)	13,723	73,967
Nongfu Spring Co. Ltd., Class H(b)	20,400	108,621
Offshore Oil Engineering Co. Ltd., Class A	2,800	2,369
Orient Overseas International Ltd.	1,500	25,477
Orient Securities Co. Ltd., Class A	4,900	5,457
Pharmaron Beijing Co. Ltd., Class A	850	2,416
Pop Mart International Group Ltd.(b)	4,800	22,903
Postal Savings Bank of China Co. Ltd., Class H(b)	80,000	45,283
SF Holding Co. Ltd., Class A	3,000	15,205
Shandong Nanshan Aluminum Co. Ltd., Class A	6,100	3,235
Shandong Weigao Group Medical Polymer Co. Ltd.,
Class H	24,800	14,461
Shanghai Electric Group Co. Ltd., Class A(a)	7,800	4,522
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,000	3,188
Shanghai M&G Stationery Inc., Class A	800	3,919
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,700	4,246
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,000	10,393
Shanghai Putailai New Energy Technology Co. Ltd.,
Class A	1,595	3,584
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	2,000	1,592
Shenzhen Inovance Technology Co. Ltd., Class A	850	6,775
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,
Class A	700	27,940

Security	Shares	Value

China (continued)
Shenzhen New Industries Biomedical Engineering Co.
Ltd., Class A	500	$5,211
Shenzhou International Group Holdings Ltd.	8,400	83,996
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	900	2,249
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,100	4,841
Sino Biopharmaceutical Ltd.	105,000	38,316
Sinoma Science & Technology Co. Ltd., Class A	1,000	2,063
Sinopharm Group Co. Ltd., Class H	13,600	37,010
Sinotruk Hong Kong Ltd.	7,500	17,443
Sungrow Power Supply Co. Ltd., Class A	900	12,227
Sunny Optical Technology Group Co. Ltd.	7,200	39,543
Sunwoda Electronic Co. Ltd., Class A	1,200	2,560
Tencent Holdings Ltd.	35,700	1,656,250
Tianqi Lithium Corp., Class A	900	4,469
Tongcheng Travel Holdings Ltd.(a)	12,400	28,391
Vipshop Holdings Ltd., ADR	3,764	60,487
Want Want China Holdings Ltd.	49,000	29,511
Weichai Power Co. Ltd., Class A	3,700	8,109
Weichai Power Co. Ltd., Class H	20,000	35,927
Western Mining Co. Ltd., Class A	1,500	3,845
WuXi AppTec Co. Ltd., Class A	1,392	8,042
WuXi AppTec Co. Ltd., Class H(b)	3,460	15,109
Wuxi Biologics Cayman Inc.(a)(b)	38,500	55,237
Xiamen Tungsten Co. Ltd., Class A	1,000	2,619
XPeng Inc., Class A(a)(c)	12,400	51,449
Yadea Group Holdings Ltd.(b)	12,000	19,200
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	600	2,885
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,100	4,552
Yum China Holdings Inc.	3,978	142,253
Yunnan Baiyao Group Co. Ltd., Class A	1,140	8,293
Yunnan Chihong Zinc&Germanium Co. Ltd.	3,300	2,613
Yunnan Energy New Material Co. Ltd., Class A	700	3,811
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.,
Class A	400	12,486
Zhejiang Chint Electrics Co. Ltd., Class A	1,500	4,408
Zhejiang Expressway Co. Ltd., Class H	14,840	9,690
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	800	1,908
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	5,000	18,222
Zoomlion Heavy Industry Science and Technology Co.
Ltd., Class A	4,900	5,420
ZTO Express Cayman Inc., ADR	4,289	97,746
		9,853,674
Colombia — 0.1%
Bancolombia SA	2,541	23,612
Interconexion Electrica SA ESP	4,573	22,656
		46,268
Czech Republic — 0.1%
Komercni Banka AS	755	25,869
Moneta Money Bank AS(b)	3,107	13,608
		39,477
Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	35,140	58,133

Greece — 0.8%
Alpha Services and Holdings SA(a)	22,690	38,345
Eurobank Ergasias Services and Holdings SA, Class A(a)	26,344	57,512
Hellenic Telecommunications Organization SA	1,827	26,698
Motor Oil Hellas Corinth Refineries SA	709	20,048
Mytilineos SA	1,086	43,248
National Bank of Greece SA(a)	7,782	67,382
		253,233

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	4,724	$36,700

India — 19.1%
ABB India Ltd.	528	52,608
Adani Green Energy Ltd.(a)	3,205	73,478
APL Apollo Tubes Ltd.	1,689	30,451
Ashok Leyland Ltd.	15,128	40,663
Asian Paints Ltd.	3,864	133,633
Astral Ltd.	1,310	32,951
AU Small Finance Bank Ltd.(b)	3,707	29,055
Axis Bank Ltd.	22,591	314,946
Balkrishna Industries Ltd.	778	28,428
Bharti Airtel Ltd.	22,956	378,013
Britannia Industries Ltd.(a)	1,094	67,956
Cipla Ltd.	5,348	92,900
Colgate-Palmolive India Ltd.	1,366	43,519
Dabur India Ltd.	5,665	36,998
Eicher Motors Ltd.	1,381	78,386
GAIL India Ltd.	22,925	56,233
GMR Airports Infrastructure Ltd.(a)	24,669	25,056
Grasim Industries Ltd.	2,687	74,731
Havells India Ltd.	2,515	57,461
HCL Technologies Ltd.	9,606	152,715
HDFC Bank Ltd.	28,444	521,897
Hero MotoCorp Ltd.	1,212	74,445
Hindalco Industries Ltd.	13,711	113,587
Hindustan Unilever Ltd.	8,315	232,070
ICICI Prudential Life Insurance Co. Ltd.(b)	3,619	23,684
Indian Hotels Co. Ltd., Class A	8,614	57,653
Info Edge India Ltd.	722	49,343
Infosys Ltd.	33,558	568,845
InterGlobe Aviation Ltd.(a)(b)	1,754	88,024
Kotak Mahindra Bank Ltd.	11,083	223,478
Macrotech Developers Ltd.	3,032	50,053
Mahindra & Mahindra Ltd.	9,433	283,266
Marico Ltd.	5,264	37,532
Max Healthcare Institute Ltd.	7,904	71,315
Nestle India Ltd., NVS	3,416	96,404
PI Industries Ltd.	792	33,635
Pidilite Industries Ltd.	1,536	54,696
Power Grid Corp. of India Ltd.	47,056	175,095
Reliance Industries Ltd.	30,817	1,057,204
Shree Cement Ltd.	88	26,026
Siemens Ltd.	900	75,235
Sona Blw Precision Forgings Ltd.(b)	4,165	32,488
SRF Ltd.	1,507	39,924
Supreme Industries Ltd.	646	40,944
Suzlon Energy Ltd.(a)	89,790	51,448
Tata Consumer Products Ltd.	5,826	74,002
Thermax Ltd.	231	14,957
Torrent Pharmaceuticals Ltd.	1,061	34,313
Trent Ltd.	1,839	100,445
TVS Motor Co. Ltd.	2,377	62,149
Union Bank of India Ltd.	15,455	29,652
UPL Ltd.	4,535	27,659
Vedanta Ltd.	11,300	60,843
Zomato Ltd.(a)	67,111	144,416
		6,426,908
Indonesia — 1.3%
Amman Mineral Internasional PT(a)	65,800	48,894
Aneka Tambang Tbk	87,000	7,853
Bank Rakyat Indonesia Persero Tbk PT	690,300	185,028

Security	Shares	Value

Indonesia (continued)
Barito Pacific Tbk PT	288,584	$18,961
Chandra Asri Pacific Tbk PT	78,600	44,379
Kalbe Farma Tbk PT	218,700	20,053
Merdeka Copper Gold Tbk PT(a)	99,857	16,604
Telkom Indonesia Persero Tbk PT	499,200	89,042
Unilever Indonesia Tbk PT	71,900	13,831
		444,645
Kuwait — 0.8%
Kuwait Finance House KSCP	103,821	247,476
Mabanee Co. KPSC	6,945	18,844
		266,320
Malaysia — 2.5%
AMMB Holdings Bhd	23,000	20,780
Axiata Group Bhd	28,600	17,032
CELCOMDIGI Bhd	35,000	28,337
CIMB Group Holdings Bhd	70,600	102,793
Gamuda Bhd	19,300	24,889
IHH Healthcare Bhd	21,800	28,668
Kuala Lumpur Kepong Bhd	4,900	21,739
Malayan Banking Bhd	55,100	116,270
Malaysia Airports Holdings Bhd	9,163	19,358
Maxis Bhd	24,500	18,916
MR DIY Group M Bhd(b)	34,600	13,305
Nestle Malaysia Bhd	700	18,976
Petronas Chemicals Group Bhd	28,000	39,956
Petronas Dagangan Bhd	3,500	14,723
Petronas Gas Bhd	7,800	30,259
PPB Group Bhd	6,500	20,382
Press Metal Aluminium Holdings Bhd	37,500	44,614
Public Bank Bhd	147,100	128,182
QL Resources Bhd	9,700	12,990
RHB Bank Bhd	16,100	18,794
Sime Darby Bhd	28,700	16,967
Sime Darby Plantation Bhd	20,000	18,058
Telekom Malaysia Bhd	12,000	15,854
YTL Corp. Bhd	33,400	25,573
YTL Power International Bhd	25,000	26,204
		843,619
Mexico — 2.9%
America Movil SAB de CV	188,134	174,312
Arca Continental SAB de CV	5,220	53,245
Cemex SAB de CV, NVS(a)	149,969	112,876
Fibra Uno Administracion SA de CV	29,489	42,096
Fomento Economico Mexicano SAB de CV	19,571	224,403
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,791	60,229
Grupo Bimbo SAB de CV, Series A	13,271	49,974
Grupo Financiero Banorte SAB de CV, Class O	26,299	250,132
Orbia Advance Corp. SAB de CV	10,500	17,118
		984,385
Peru — 0.3%
Credicorp Ltd.	684	113,079

Philippines — 0.3%
Ayala Corp.	2,570	26,167
JG Summit Holdings Inc.	27,728	14,689
PLDT Inc.	750	18,970
SM Investments Corp.	2,390	35,566
Universal Robina Corp.	8,730	15,962
		111,354
Poland — 1.4%
Allegro.eu SA (a)(b)	5,805	55,860

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Budimex SA	127	$24,098
CD Projekt SA	631	20,913
KGHM Polska Miedz SA	1,418	55,093
mBank SA(a)	151	24,108
ORLEN SA	5,949	96,365
Powszechna Kasa Oszczednosci Bank Polski SA	8,863	134,295
Santander Bank Polska SA	355	45,774
		456,506
Qatar — 0.7%
Qatar Fuel QSC	5,754	21,232
Qatar Gas Transport Co. Ltd.	28,263	30,928
Qatar National Bank QPSC	46,527	172,754
		224,914
Russia — 0.0%
Gazprom PJSC(a)(d)	244,340	27
LUKOIL PJSC(a)(d)	8,544	1
Mobile TeleSystems PJSC(a)(d)	18,946	2
Moscow Exchange MICEX-RTS PJSC(a)(d)	30,360	3
Novatek PJSC(a)(d)	18,630	2
Novolipetsk Steel PJSC(a)(d)	31,136	4
PhosAgro PJSC(a)(d)	910	—
PhosAgro PJSC, New(a)(d)	18	—
Polyus PJSC(a)(d)	698	—
		39
Saudi Arabia — 2.7%
ACWA Power Co.	1,482	159,297
Alinma Bank	12,425	101,541
Bank AlBilad	6,263	54,357
Dr Sulaiman Al Habib Medical Services Group Co.	894	63,649
Etihad Etisalat Co.	3,790	47,457
Mobile Telecommunications Co. Saudi Arabia	4,526	13,636
Saudi Arabian Oil Co.(b)	26,874	207,757
Saudi Basic Industries Corp.	9,091	184,606
Saudi Electricity Co.	8,323	37,171
Savola Group (The)(a)	2,625	30,264
		899,735
South Africa — 5.4%
Absa Group Ltd.	8,608	68,355
Anglo American Platinum Ltd.(c)	671	22,012
Aspen Pharmacare Holdings Ltd.	3,788	46,855
Bid Corp. Ltd.	3,406	75,398
Bidvest Group Ltd. (The)	3,433	44,884
Capitec Bank Holdings Ltd.	879	99,757
Clicks Group Ltd.	2,335	36,650
Discovery Ltd.	5,403	31,549
FirstRand Ltd.	50,992	176,908
Gold Fields Ltd.	9,057	142,548
Impala Platinum Holdings Ltd.	9,168	47,228
Kumba Iron Ore Ltd.	657	17,147
MTN Group Ltd.	17,158	75,287
Naspers Ltd., Class N	1,806	358,009
Nedbank Group Ltd.	4,726	57,482
NEPI Rockcastle NV	5,520	38,148
Northam Platinum Holdings Ltd.	3,710	25,619
Old Mutual Ltd.	49,077	27,771
Pepkor Holdings Ltd.(b)	20,360	18,404
Sanlam Ltd.	17,981	67,808
Sasol Ltd.	5,814	38,628
Shoprite Holdings Ltd.	5,057	67,236
Sibanye Stillwater Ltd.	28,463	35,924
Standard Bank Group Ltd.	13,560	129,539

Security	Shares	Value

South Africa (continued)
Vodacom Group Ltd.	6,242	$30,720
Woolworths Holdings Ltd./South Africa	9,322	27,021
		1,806,887
South Korea — 7.3%
Amorepacific Corp.	296	41,579
CJ CheilJedang Corp.	83	21,018
Coway Co. Ltd.	555	22,728
Doosan Bobcat Inc.	567	23,709
Doosan Enerbility Co. Ltd.(a)(c)	4,507	67,963
Hana Financial Group Inc.	2,962	132,270
Hanjin Kal Corp.	86	3,957
Hanon Systems	606	2,196
Hanwha Solutions Corp.	1,095	25,139
HD Hyundai Co. Ltd.	449	22,376
HD Hyundai Electric Co. Ltd.	153	33,262
HMM Co. Ltd.	2,447	31,983
HYBE Co. Ltd.	212	30,624
Hyundai Engineering & Construction Co. Ltd.	811	19,460
Hyundai Glovis Co. Ltd.	186	24,209
Kakao Corp.	3,152	99,316
KakaoBank Corp.	1,690	27,159
KB Financial Group Inc.	3,878	222,947
Korea Zinc Co. Ltd.	85	32,441
Korean Air Lines Co. Ltd.	1,859	28,051
Krafton Inc.(a)	292	52,725
Kumho Petrochemical Co. Ltd.	167	17,842
LG Chem Ltd.	501	128,045
LG Corp.	940	55,309
LG Display Co. Ltd.(a)	3,162	22,774
LG Electronics Inc.	1,076	81,845
LG Energy Solution Ltd.(a)	467	112,488
LG H&H Co. Ltd.	95	28,737
LG Uplus Corp.	2,213	15,455
Lotte Chemical Corp.	199	16,310
Mirae Asset Securities Co. Ltd.	2,432	12,713
NAVER Corp.	1,313	162,548
NCSoft Corp.	145	20,023
Netmarble Corp.(a)(b)	269	11,754
POSCO Future M Co. Ltd.	314	57,395
Samsung C&T Corp.	845	82,452
Samsung E&A Co. Ltd.(a)	1,561	26,439
Samsung SDI Co. Ltd.	555	151,634
Samsung SDS Co. Ltd.	184	20,412
Samsung Securities Co. Ltd.	370	9,685
Shinhan Financial Group Co. Ltd.	4,389	150,572
SK Biopharmaceuticals Co. Ltd.(a)	312	19,313
SK Bioscience Co. Ltd.(a)	258	9,658
SK IE Technology Co. Ltd.(a)(b)	269	8,434
SK Inc.	368	47,003
SK Innovation Co. Ltd.(a)	642	46,667
SK Square Co. Ltd.(a)	974	54,638
SK Telecom Co. Ltd.	554	20,407
SKC Co. Ltd.(a)	190	19,243
Woori Financial Group Inc.	6,062	62,180
Yuhan Corp.	568	28,377
		2,465,464
Taiwan — 15.2%
Acer Inc.	29,000	47,573
Airtac International Group	1,000	31,641
AUO Corp.	65,600	36,148
Cathay Financial Holding Co. Ltd.	95,650	166,448

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Chailease Holding Co. Ltd.	15,000	$70,383
China Airlines Ltd.	30,000	20,823
China Steel Corp.	117,000	85,873
Chunghwa Telecom Co. Ltd.	39,000	154,314
CTBC Financial Holding Co. Ltd.	178,000	195,029
Delta Electronics Inc.	20,000	201,530
E.Sun Financial Holding Co. Ltd.	142,174	125,726
Eva Airways Corp.	27,000	29,923
Evergreen Marine Corp. Taiwan Ltd.	10,800	70,180
Far Eastern New Century Corp.	30,000	31,324
Far EasTone Telecommunications Co. Ltd.	18,000	46,434
First Financial Holding Co. Ltd.	109,456	93,110
Fubon Financial Holding Co. Ltd.	78,089	177,477
Hotai Motor Co. Ltd.	3,100	58,921
Hua Nan Financial Holdings Co. Ltd.	88,650	68,594
Lite-On Technology Corp.	20,000	66,904
MediaTek Inc.	15,000	574,411
Mega Financial Holding Co. Ltd.	115,211	139,178
Nan Ya Plastics Corp.	48,000	79,038
PharmaEssentia Corp.(a)	2,000	25,789
President Chain Store Corp.	6,000	50,062
Shanghai Commercial & Savings Bank Ltd. (The)	39,000	55,441
SinoPac Financial Holdings Co. Ltd.	106,820	76,185
Taishin Financial Holding Co. Ltd.	112,477	63,949
Taiwan Cooperative Financial Holding Co. Ltd.	103,724	81,917
Taiwan High Speed Rail Corp.	21,000	19,468
Taiwan Mobile Co. Ltd.	18,000	58,740
Taiwan Semiconductor Manufacturing Co. Ltd.	68,000	1,741,339
Uni-President Enterprises Corp.	48,000	118,671
United Microelectronics Corp.	113,000	192,374
Voltronic Power Technology Corp.	1,000	52,408
Wan Hai Lines Ltd.	7,260	17,862
		5,125,187
Thailand — 2.3%
Advanced Info Service PCL, NVDR	12,300	67,938
Airports of Thailand PCL, NVDR	43,700	77,357
Asset World Corp. PCL, NVDR	82,700	8,561
Bangkok Dusit Medical Services PCL, NVDR	111,600	81,975
Bangkok Expressway & Metro PCL, NVDR	79,600	17,025
BTS Group Holdings PCL, NVDR	6,800	890
Bumrungrad Hospital PCL, NVDR	6,100	40,159
Central Retail Corp. PCL, NVDR	18,300	15,235
Charoen Pokphand Foods PCL, NVDR(a)	39,200	24,297
CP ALL PCL, NVDR	59,800	93,612
Delta Electronics Thailand PCL, NVDR	31,500	63,611
Energy Absolute PCL, NVDR	17,200	10,779
Home Product Center PCL, NVDR	60,300	15,275
Indorama Ventures PCL, NVDR.	17,800	11,205
Intouch Holdings PCL, NVDR	10,300	18,887
Kasikornbank PCL, NVDR	6,400	22,825
Minor International PCL, NVDR	35,900	30,067
PTT Exploration & Production PCL, NVDR	14,800	62,234
PTT Global Chemical PCL, NVDR	22,600	21,413
PTT Oil & Retail Business PCL, NVDR	33,700	16,619
SCG Packaging PCL, NVDR.	12,600	11,442
Siam Cement PCL (The), NVDR	8,100	52,048
		763,454
Turkey — 0.8%
Akbank TAS	31,676	65,272
Haci Omer Sabanci Holding AS	10,898	33,043
KOC Holding AS	7,616	56,299

Security	Shares	Value

Turkey (continued)
Turk Hava Yollari AO(a)	5,562	$52,257
Turkiye Is Bankasi AS, Class C	86,626	43,309
Yapi ve Kredi Bankasi A/S	34,386	34,489
		284,669
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC	29,977	63,707
Abu Dhabi Islamic Bank PJSC	14,526	44,372
Aldar Properties PJSC	38,726	57,988
Emaar Properties PJSC	67,109	139,953
Emirates Telecommunications Group Co. PJSC	35,130	153,985
First Abu Dhabi Bank PJSC	44,759	141,355
		601,360
Total Common Stocks — 98.0%
(Cost: $33,110,163)		32,994,168

Preferred Stocks

Brazil — 1.6%
Banco Bradesco SA, Preference Shares, NVS	53,840	129,912
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	18,152	34,396
Cia. Paranaense de Energia - Copel, Preference
Shares, NVS	11,194	19,357
Gerdau SA, Preference Shares, NVS	14,011	48,324
Itau Unibanco Holding SA, Preference Shares, NVS	48,983	289,463
		521,452
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares	1,448	67,828

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	4,519	39,864

South Korea — 0.0%
LG Chem Ltd., Preference Shares, NVS	76	13,108

Total Preferred Stocks — 1.9%
(Cost: $592,144)		642,252

Total Long-Term Investments — 99.9%
(Cost: $33,702,307)		33,636,420

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.49%(e)(f)(g)	268,057	268,137

Total Short-Term Securities — 0.8%
(Cost: $268,141)		268,137

Total Investments — 100.7%
(Cost: $33,970,448)		33,904,557

Liabilities in Excess of Other Assets — (0.7)%		(231,662)

Net Assets — 100.0%		$33,672,895

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2024

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$419,971	$—		$(151,920	)(a)	$90	$(4)	$268,137	268,057	$2,594	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	6,384		—
						$90	$(4)	$268,137		$8,978		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	06/21/24	$53	$(1,517)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,760,725	$28,233,404	$39	$32,994,168
Preferred Stocks	629,144	13,108	—	642,252
Short-Term Securities
Money Market Funds	268,137	—	—	268,137
	$5,658,006	$28,246,512	$39	$33,904,557
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,517)	$—	$—	$(1,517)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company